Debt (Narrative) (Details)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	May. 31, 2011 USD ($) Tranche
Debt Instrument [Line Items]
Outstanding commercial paper		$ 2,000,000,000	$ 2,000,000,000
Estimated fair value of long-term debt		$ 3,100,000,000	$ 3,100,000,000
2.125% Notes due on May 19, 2016
Debt Instrument [Line Items]
Effective interest rate		2.241%
3.625% Notes due on May 19, 2021
Debt Instrument [Line Items]
Effective interest rate		3.734%
3.375% Notes due on February 25, 2024
Debt Instrument [Line Items]
Effective interest rate		3.377%
Unsecured debt
Debt Instrument [Line Items]
Debt instrument issued				$ 1,000,000,000.0	$ 3,000,000,000.0
Number of unsecured senior notes tranches | Tranche					3
Commercial Paper
Debt Instrument [Line Items]
Maximum borrowing on short term lines of credit		$ 3,000,000,000.0
Weighted average yield for commercial paper outstanding		0.20%	0.10%
Commercial Paper | Subsequent Event
Debt Instrument [Line Items]
Board authorized debt limit	$ 5,000,000,000.0
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing on short term lines of credit		$ 3,000,000,000.0
Line of credit drawn		$ 0	$ 0
Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Board authorized debt limit	$ 4,000,000,000.0